ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 4, 2018

George Baxter
(617) 951-7748
 george.baxter@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re: Westchester Capital Funds (the "Trust") (File Nos. 333-187583; 811-22818)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of Prospectus and Statement of Additional Information, each dated May 1, 2018, do not differ from those contained in the Trust's most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on April 30, 2018 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7748 with any questions or comments regarding this matter.

Kind regards,

/s/ George Baxter

George Baxter

cc:           Jeremy C. Smith, Esq., Ropes & Gray LLP
Bruce C. Rubin, Westchester Capital Management, LLC
Amy Nazimiec, Westchester Capital Management, LLC